May 2, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  iShares Trust (the “Trust”), File Nos. 333-92935 and 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectus and statement of additional information for the iShares FTSE NAREIT Residential Index Fund, iShares FTSE NAREIT Industrial/Office Index Fund, iShares FTSE NAREIT Retail Index Fund, iShares FTSE NAREIT Mortgage REITs Index Fund, and iShares FTSE NAREIT Real Estate 50 Index Fund, each a series of the Trust, dated April 27, 2007, does not differ from that contained in Post-Effective Amendment No. 79, filed electronically on April 27, 2007, to the Trust’s registration statement on Form N-1A.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.